Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Revenue from External Customers by Product Line
Net sales by product line are presented below:

	2017	2016	2015
Carbon steel	$4,034.5	$4,014.5	$4,746.8
Stainless and electrical steel	1,687.6	1,654.1	1,733.0
Tubular, components and other	358.4	213.9	213.1
Total	$6,080.5	$5,882.5	$6,692.9

Schedule of Percentage of Net Sales by Market	Percentages of our net sales to various markets are presented below:

	2017	2016	2015
Automotive	65%	66%	60%
Infrastructure and Manufacturing	16%	16%	16%
Distributors and Converters	19%	18%	24%